Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio	Apr. 29, 2023
Select Software and IT Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(29.07%)
Past 5 years	12.00%
Past 10 years	17.14%
Select Software and IT Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(30.36%)
Past 5 years	9.85%
Past 10 years	15.03%
Select Software and IT Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.10%)
Past 5 years	9.36%
Past 10 years	13.97%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1524
Average Annual Return:
Past 1 year	(29.58%)
Past 5 years	11.09%
Past 10 years	15.77%